                                     ANNUAL
                                     REPORT

                               December 31, 1998

                                   [AMR LOGO]




                              AMERICAN AADVANTAGE
                                 MILEAGE FUNDS



                          S & P 500 INDEX MILEAGE FUND










                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to present you with this annual report for the American AAdvantage S&P 500 Index Mileage Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Despite volatility throughout the year in Asia, Latin American, Russia and here at home, the U.S. equity market indices continued to push on. The Fund's total return was 18.92% for the period ended December 31, 1998, compared to the returns of 28.58% for the S&P 500 Index and 28.05% for the Lipper S&P 500 Index Average for the year ended December 31, 1998.

Equity indices climbed through the first half of the year even as volatility increased. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998. The Index continued to reach higher through most of April, when, towards the end of the month, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. Stronger than anticipated economic numbers supported a quick rebound and a similar roller coaster ride was replayed from May through June.

All major U.S. equity indices posted negative returns for the third quarter, as stocks tumbled on both domestic and international news. Lower corporate profits expectations of slower growth in the second half, and the General Motors strike contributed to a July sell off. In August, Russia defaulted on its domestic debt; weak commodity prices dampened the economic outlook for Latin America; and ongoing economic instability in Asia impacted markets worldwide. In fact, the August S&P 500 Index return was one of the ten worst since the Index's inception. September began with tremendous gains. The market had recovered more than half of August's losses towards the end of September, when it tumbled again, having anticipated a 0.50% cut in interest rates by the Federal Reserve Board, which turned out to be a 0.25% cut instead.

Fourth quarter returns, the strongest in some twenty years for most major U.S. large cap equity indices, marked an explosive finish to a volatile year. The technology sector, led by internet-related stocks, posted staggering returns for the quarter. Such growth is evidenced by the addition of America Online Inc. and Compuware Corp. to the S&P 500 Index, replacing Venator Group Inc. and SunAmerica Inc., the latter of which was acquired by index component American International Group Inc. Two more interest rate cuts of 0.25% each by the Federal Reserve Board in the fourth quarter also buoyed the equity markets.

Overall, large capitalization stocks significantly outperformed small and mid cap stocks for the annual period, and within the large cap sector, growth stocks outperformed value stocks. Top performing sectors for the year included technology, communication services, and health care. The weakest performing sectors included energy, transportation, and basic materials. There were 48 changes to the S&P 500 Index during the year, over 75% of which were due to mergers and acquisitions. These additions and deletions represent a 7.81% turnover rate for the year, which was higher than in 1997.

               ----------------------------------------------------
               TEN LARGEST STOCK HOLDINGS
               ----------------------------------------------------

               General Electric Co.       Pfizer, Inc.

               Microsoft Corp.            Wal-Mart Stores, Inc.

               Coca-Cola Co.              Intel Corp.

               Exxon Corp.                Procter & Gamble Co.

               Merck & Company, Inc.      Royal Dutch Petroleum Co.
               ----------------------------------------------------


OUTLOOK

The Fund's advisor sees a slowly growing economy in the months ahead; this bodes well for the U.S. equity markets. More specifically, the Fund's advisor anticipates:

o        GDP growth of around 2.5% in 1999

o        Low inflation

o        Consumer fundamentals remaining extremely favorable, and

o Low interest rates, with Federal Reserve Board policy likely on hold in the face of low inflation, modest economic growth, healthy financial markets, and the recent softening of the dollar.

Certain equity sectors may be impacted, however, by a problematic profit story, given that rising labor costs are squeezing margins. The industrial sector, in particular, may be additionally affected by adverse developments abroad.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, the Fund's advisor neither evaluates short-term fluctuations in the Fund's performance nor manages according to a given outlook for the equity markets or the economy in general. Still, the Fund's advisor continues to monitor economic conditions and how they affect the financial markets.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Mileage Fund, and we look forward to continuing to serve your investment needs for many years to come.

                  Sincerely,

                  /s/ WILLIAM F. QUINN

                  William F. Quinn
                  President
                  American AAdvantage Mileage Funds

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS


                                  [PIE CHART]



                    Customer Durables                  7.00%
                    Retail Trade                       6.00%
                    Utilities                         11.00%
                    Health Care                       11.00%
                    Chemicals                          2.00%
                    Consumer Non-Durables             23.00%
                    Other                              3.00%
                    Energy                             5.00%
                    Business Equip & Service           9.00%
                    Capital Goods                      6.00%
                    Finance & Building                17.00%

                       By Sector as of December 31, 1998
                      (percentage are based on net assets)

                             PERFORMANCE COMPARISON

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AMERICAN AADVANTAGE S&P INDEX MILEAGE FUND AND S&P 500 INDEX SINCE MARCH 2, 1998.




                                    [CHART]





                              MILEAGE FUND RETURNS
--------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL
                                                              RETURNS
--------------------------------------------------------------------------------
Periods Ended December 31, 1998                       10 Months      Since
                                                                   Inception
--------------------------------------------------------------------------------
American AAdvantage S&P 500 Index Mileage Fund
   (inception 03/02/98)                                 18.92%        18.92%
--------------------------------------------------------------------------------
S&P 500 Index                                           18.78%        18.78%
--------------------------------------------------------------------------------

Past performance is not indicative of future performance.
The S&P 500 is unmanaged, and investments may not be made in an index.




Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


STATEMENT OF ASSETS AND LIABILITIES December 31, 1998
-------------------------------------------------------------------------------------------
ASSETS
    Investment in the BT Equity 500 Index Portfolio, at Value ................  $ 2,551,473
    Receivable for Shares of Beneficial Interest Subscribed ..................        6,000
    Receivable for Expense Reimbursement (Note 2).............................       37,209
    Deferred Organization Costs ..............................................          173
                                                                                -----------
Total Assets .................................................................    2,594,855
                                                                                -----------
LIABILITIES
    Accrued Organization Costs ...............................................          173
    Administrative Service Fees Payable (Note 2) .............................        2,070
    Other Liabilities ........................................................       41,653
                                                                                -----------
Total Liabilities ............................................................       43,896
                                                                                -----------
NET ASSETS ...................................................................  $ 2,550,959
                                                                                ===========
COMPOSITION OF NET ASSETS
    Paid-in Capital ..........................................................  $ 2,668,981
    Accumulated Net Realized Loss from Investments and Futures Transactions...     (512,739)
    Net Unrealized Appreciation on Investments and Futures Contracts .........      394,717
                                                                                -----------
NET ASSETS ...................................................................  $ 2,550,959
                                                                                ===========
SHARES OUTSTANDING (no par value) ............................................      216,507
                                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....................  $     11.78
                                                                                ===========

================================================================================


STATEMENT OF OPERATIONS For the period March 2, 1998
(Commencement of Operations) to December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from the BT Equity 500 Index Portfolio, net ................     20,485
EXPENSES
    Administrative Service Fees .................................................      4,140
    Transfer Agency Fees ........................................................      1,076
    Registration Fees ...........................................................     15,436
    Professional Fees ...........................................................      6,698
    Trustees Fees ............................................................          --
    Amortization of Organization Costs ..........................................      3,332
    Other Expenses ..............................................................     15,111
                                                                                   ---------
    Total Expenses ..............................................................     45,793
    Less:  Expenses Absorbed by AMR Investment Services, Inc. ...................    (39,279)
                                                                                   ---------
         Net Expenses ...........................................................      6,514
                                                                                   ---------
NET INVESTMENT INCOME ...........................................................     13,971
                                                                                   ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions ..............................      4,806
    Net Realized Loss from Futures Transactions .................................     (1,372)
    Net Change in Unrealized Appreciation on Investments and Futures Contracts...    394,717
                                                                                   ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ...........    398,151
                                                                                   ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................  $ 412,122
                                                                                   =========



                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 MARCH 2, 1998
                                                                                 (COMMENCEMENT
                                                                               OF OPERATIONS) TO
                                                                                DECEMBER 31, 1998
                                                                               ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income ....................................................     $     13,971
    Net Realized Gain from Investments and Futures Transactions ..............            3,434
    Net Change in Unrealized Appreciation on Investments and Futures Contracts          394,717
                                                                                   ------------
Net Increase in Net Assets from Operations ...................................          412,122
                                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ....................................................          (14,229)
                                                                                   ------------
Total Distributions ..........................................................          (14,229)
                                                                                   ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares ............................................       10,646,746
    Dividend Reinvestments ...................................................           12,694
    Cost of Shares Redeemed ..................................................       (8,506,374)
                                                                                   ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest ......        2,153,066
                                                                                   ------------
TOTAL INCREASE IN NET Assets .................................................        2,550,959
NET ASSETS
Beginning of Period ..........................................................             --
                                                                                   ------------
End of Period ................................................................     $  2,550,959
                                                                                   ============





                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Mileage Fund.


                                                                                            MARCH 2,1998
                                                                                           (COMMENCEMENT
                                                                                         OF OPERATIONS) TO
                                                                                          DECEMBER 31, 1998
                                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF Period .....................................................     $   10.00
                                                                                               ---------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income ................................................................          0.10
    Net Realized and Unrealized Gain on Investments and Futures Transactions .............          1.78
                                                                                               ---------
Total from Investment Operations .........................................................          1.88
                                                                                               ---------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ................................................................         (0.10)
    Net Realized Gain from Investments and Futures Transactions ..........................          --
                                                                                               ---------
    Total Distributions ..................................................................         (0.10)
                                                                                               ---------
NET ASSET VALUE, END OF Period ...........................................................     $   11.78
                                                                                               =========
TOTAL INVESTMENT Return ..................................................................         18.92%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) .............................................     $   2,551
    Ratios to Average Net Assets:
           Net Investment Income .........................................................          1.00%
           Expenses, including expenses of the BT Equity 500 Index Portfolio .............          0.55%
           Decrease Reflected in Above Expense Ratio Due to
              Absorption of Expenses by Bankers Trust and AMR Investment Services, Inc....          2.81%

-------------------



                       See Notes to Financial Statements

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Mileage Fund (the "Fund") is one of the nine funds offered under the Trust and commenced active operations on March 2, 1998.

The Fund invests all of its investable assets in the BT Investment Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1998, the Fund's investment was 0.05% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually.

Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $512,699 which expires in year 2006.

F. Deferred Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

I. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.
Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .30% of the Fund's average daily net assets. AMR Investments has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to .55% of the average daily net assets of the Fund, including expenses of the Portfolio.

================================================================================
AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

For the period ended December 31, 1998, the cost of air transportation was not material to any of the Funds.

C. Reimbursement of Expenses

For the period ended December 31, 1998, the Manager reimbursed expenses totaling $37,209 to the Fund.

NOTE 3-SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                    For the period ended
                                      December 31, 1998
                                    Shares         Amount
                                  -----------   -------------
Sold..........................     1,055,816    $ 10,646,746
Reinvested....................         1,177          12,694
Redeemed......................     (840,486)      (8,506,374)

                                  =========     ============
Net increase..................      216,507     $  2,153,066
                                  =========     ============

================================================================================
American AAdvantage S&P 500 Index Mileage Fund

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of American AAdvantage Mileage Funds and
Shareholders of S&P 500 Index Mileage Fund

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of S&P 500 Index Mileage Fund (one of the funds comprising the American AAdvantage Mileage Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provides a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

================================================================================
Equity 500 Index Portfolio


STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------


   Shares                     Description                      Value
   ------                     -----------                      -----
COMMON STOCKS - 99.0%

  193,200   3Com Corporation *............................ $  8,657,775
  785,044   Abbott Laboratories ..........................   38,467,156
   33,800   Adobe Systems Inc. ...........................    1,580,150
   15,968   Adolph Coors Company - Class B ...............      901,194
   68,941   Advanced Micro Devices, Inc.* ................    1,994,980
   12,527   Aeroquip-Vickers, Inc. .......................      375,027
   87,100   AES Corporation * ............................    4,126,362
   80,059   Aetna, Inc. ..................................    6,294,639
  118,608   Air Products & Chemical, Inc. ................    4,744,320
  288,935   Airtouch Communications, Inc.* ...............   20,839,437
    8,998   Alberto-Culver Co. - Class B .................      240,134
  130,902   Albertson's, Inc. ............................    8,336,821
  113,636   Alcan Aluminium Ltd. .........................    3,075,274
   85,969   Allegheny Teledyne, Inc. .....................    1,756,991
   37,701   Allergan, Inc. ...............................    2,441,140
  284,512   Allied-Signal, Inc. ..........................   12,607,438
  430,698   Allstate Corp. ...............................   16,635,710
  144,200   Alltel Corp. .................................    8,624,962
   96,300   Aluminum Company of America ..................    7,180,369
   51,934   ALZA Corporation* ............................    2,713,551
   50,993   Amerada Hess Corp. ...........................    2,536,902
   61,220   Ameren Corporation ...........................    2,613,329
  221,400   America Online, Inc.* ........................   35,424,000
   85,010   American Electric Power Co. ..................    4,000,783
  233,216   American Express Co. .........................   23,846,336
  132,737   American General Corp. .......................   10,353,486
   38,114   American Greetings Corp. - Class A ...........    1,565,056
  681,792   American Home Products Corp. .................   38,393,412
  540,600   American International Group, Inc. ...........   52,235,475
  145,536   American Stores Company ......................    5,375,736
  568,204   Ameritech Corp. ..............................   36,009,928
  131,240   Amgen, Inc.* .................................   13,722,782
   11,604   Amoco Corp. ..................................      700,592
  107,392   AMP, Inc. ....................................    5,591,096
  101,604   AMR Corporation ..............................    6,032,737
   54,100   Anadarko Petroleum Corp. .....................    1,670,337
   41,176   Andrew Corporation* ..........................      679,404
  252,180   Anheuser-Busch Companies, Inc. ...............   16,549,312
   96,550   AON Corp. ....................................    5,346,456
   44,400   Apache Corp. .................................    1,123,875
   78,642   Apple Computer, Inc. .........................    3,219,407
  187,500   Applied Materials, Inc.* .....................    8,003,906
  297,447   Archer-Daniels-Midland Co. ...................    5,112,370
   24,583   Armstrong World Industries Inc. ..............    1,482,662
   20,449   Asarco, Inc. .................................      308,013
  117,300   Ascend Communications, Inc.* .................    7,712,475
   29,687   Ashland, Inc. ................................    1,436,109
  348,322   Associates First Capital Corp. - Class A .....   14,760,145
  917,506   AT&T Corp. ...................................   69,042,326
  175,250   Atlantic Richfield Co. .......................   11,435,062
   35,514   Autodesk, Inc. ...............................    1,516,004
  149,912   Automatic Data Processing, Inc. ..............   12,021,068
   80,600   AutoZone, Inc.* ..............................    2,654,762
   48,830   Avery Dennison Corp. .........................    2,200,402
  140,756   Avon Products, Inc. ..........................    6,228,453
  172,013   Baker Hughes, Inc. ...........................    3,042,480
    7,954   Ball Corp. ...................................      363,895
   60,725   Baltimore Gas & Electric Co. .................    1,874,884
  620,380   Banc One Corp. ...............................   31,678,154
  391,800   Bank of New York Company, Inc. ...............   15,769,950
  907,657   Bankamerica Corp. ............................   54,572,877
  164,434   BankBoston Corp. .............................    6,402,649
  207,700   Barrick Gold Corp. ...........................    4,050,150
   59,100   Battle Mountain Gold Co. .....................      243,787
   24,923   Bausch & Lomb, Inc. ..........................    1,495,380
  159,763   Baxter International, Inc. ...................   10,274,758
  129,700   BB&T Corp. ...................................    5,228,531
   65,100   Bear Stearns Companies, Inc. .................    2,433,112
  135,664   Becton, Dickinson & Co. ......................    5,791,157
  820,436   Bell Atlantic Corp. ..........................   46,611,020
1,010,664   BellSouth Corp. ..............................   50,406,867
   16,031   Bemis Company, Inc. ..........................      608,176
        6   Berkshire Hathaway, Inc. - Class A* ..........      465,368
  153,060   Bestfoods ....................................    8,150,445
   57,449   Bethlehem Steel Corp.* .......................      481,135
   61,250   Biomet, Inc.* ................................    2,465,312
   50,771   Black & Decker Corp. .........................    2,846,349
  106,000   BMC Software, Inc.* ..........................    4,723,625
  524,346   Boeing Co. ...................................   17,106,788
   24,603   Boise Cascade Corp. ..........................      762,693
  198,000   Boston Scientific Corporation* ...............    5,308,875
   12,182   Briggs & Stratton Corp. ......................      607,577
  511,978   Bristol-Myers Squibb Co. .....................   68,509,056
   18,019   Brown-Forman, Inc. - Class B .................    1,363,813
  106,535   Browning-Ferris Industries, Inc. .............    3,029,589
   47,442   Brunswick Corp. ..............................    1,174,189
  242,386   Burlington Northern Santa Fe Corp. ...........    8,180,527
   99,639   Burlington Resources, Inc. ...................    3,568,322
   30,877   C. R. Bard, Inc. .............................    1,528,411
   69,900   Cabletron Systems, Inc.* .....................      585,412
  236,054   Campbell Soup Company ........................   12,982,970
   33,800   Capital One Financial Corp. ..................    3,887,000
  100,997   Cardinal Health, Inc. ........................    7,663,147
  282,000   Carnival Corporation - Class A  ..............   13,536,000
   61,128   Carolina Power & Light Co. ...................    2,876,836
   41,900   Case Corp. ...................................      913,944
  185,564   Caterpillar, Inc. ............................    8,535,944
  378,210   CBS Corp. ....................................   12,386,377
  449,634   Cendant Corporation* .........................    8,571,148
   41,080   Centex Corp. .................................    1,851,167
  126,930   Central & South West Corp. ...................    3,482,642
   32,402   Ceridian Corporation .........................    2,262,065
   56,428   Champion International Corp. .................    2,285,334
  196,750   Charles Schwab Corporation ...................   11,054,891
  446,264   Chase Manhattan Corp. ........................   30,373,843
  337,466   Chevron Corp. ................................   27,988,586
   84,272   Chubb Corporation ............................    5,467,146
  106,799   CIGNA Corp. ..................................    8,256,898
   74,700   Cincinnati Financial Corp. ...................    2,735,887
   62,822   Cinergy Corp. ................................    2,159,506
   56,646   Circuit City Stores, Inc. ....................    2,828,760
  812,925   Cisco Systems, Inc.* .........................   75,449,602
1,184,983   Citigroup ....................................   58,656,658


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio


STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------



   Shares                     Description                      Value
   ------                     -----------                      -----

  130,400   Clear Channel Communications, Inc.* .......... $  7,106,800
   56,704   Clorox Company ...............................    6,623,736
  111,432   Coastal Corp. ................................    3,893,155
1,275,122   Coca-Cola Co. ................................   85,273,784
  217,000   Coca-Cola Enterprises, Inc. ..................    7,757,750
  160,002   Colgate-Palmolive Co. ........................   14,860,186
   37,802   Columbia Energy Group ........................    2,183,065
  339,822   Columbia/HCA Healthcare Corporation ..........    8,410,594
  178,862   Comcast Corporation - Special Class A ........   10,496,964
   80,760   Comerica, Inc. ...............................    5,506,822
  874,784   Compaq Computer Corp. ........................   36,686,254
  282,175   Computer Associates International, Inc. ......   12,027,709
   91,072   Computer Sciences Corp.* .....................    5,868,452
   85,500   Compuware Corporation* .......................    6,679,688
  255,432   ConAgra, Inc. ................................    8,046,108
  167,468   Conseco, Inc. ................................    5,118,241
  129,336   Consolidated Edison, Inc. ....................    6,838,641
   54,705   Consolidated Natural Gas Co. .................    2,954,070
   57,900   Consolidated Stores Corporation* .............    1,168,856
   53,548   Cooper Industries, Inc. ......................    2,553,570
   35,851   Cooper Tire & Rubber Co. .....................      732,705
  121,214   Corning Incorporated .........................    5,454,630
  117,799   Costco Companies, Inc.* ......................    8,503,615
   72,200   Countrywide Credit Industries, Inc. ..........    3,623,537
   30,449   Crane Co. ....................................      919,179
   71,950   Crown Cork & Seal Co., Inc. ..................    2,216,959
  121,332   CSX Corp. ....................................    5,035,278
   18,934   Cummins Engine Co., Inc. .....................      672,157
  190,338   CVS Corporation ..............................   10,468,590
   44,694   Cyprus Amax Minerals Company .................      446,940
   87,947   Dana Corp. ...................................    3,594,834
   65,400   Danaher Corporation ..........................    3,552,037
   63,719   Darden Restaurants, Inc. .....................    1,146,942
   21,345   Data General Corp.* ..........................      350,858
  227,416   Dayton Hudson Corp. ..........................   12,337,318
  123,323   Deere & Co. ..................................    4,085,074
  658,400   Dell Computer Corporation* ...................   48,186,650
   74,698   Delta Air Lines, Inc. ........................    3,884,296
   43,591   Deluxe Corp. .................................    1,593,796
   57,497   Dillard Department Stores, Inc. - Class A ....    1,631,477
  109,925   Dollar General Corp. .........................    2,596,978
  110,906   Dominion Resources, Inc. .....................    5,184,855
  110,008   Dover Corporation ............................    4,029,043
  114,476   Dow Chemical Co. .............................   10,410,161
   41,172   Dow Jones & Co., Inc. ........................    1,981,402
   73,676   DTE Energy Co. ...............................    3,158,858
  183,595   Duke Power Co. ...............................   11,761,555
   76,879   Dun & Bradstreet Corp. .......................    2,426,493
  584,092   Du Pont (E.I.) de Nemours & Co. ..............   30,993,382
    9,242   Eastern Enterprises ..........................      404,337
   35,081   Eastman Chemical Co. .........................    1,569,875
  160,126   Eastman Kodak Co. ............................   11,529,072
   39,582   Eaton Corp. ..................................    2,797,953
   46,600   Ecolab, Inc. .................................    1,686,337
  207,170   Edison International, Inc. ...................    5,774,864
   30,825   EG & G, Inc. .................................      857,320
  257,800   Electronic Data Systems Corporation ..........   12,954,450
  572,440   Eli Lilly & Co. ..............................   50,875,605
  264,700   EMC Corporation* .............................   22,499,500
  226,600   Emerson Electric Co. .........................   14,176,663
   63,608   Engelhard Corp. ..............................    1,240,356
  173,166   Enron Corp. ..................................    9,881,285
  141,907   Entergy Corp. ................................    4,416,855
   68,100   Equifax Inc. .................................    2,328,169
1,257,634   Exxon Corp. ..................................   91,964,486
  520,614   Fannie Mae ...................................   38,525,436
   80,855   FDX Corporation* .............................    7,196,095
  361,814   Freddie Mac ..................................   23,314,390
  110,800   Federated Department Stores, Inc.* ...........    4,826,725
  146,467   Fifth Third Bancorp ..........................   10,444,928
  228,500   First Data Corp. .............................    7,240,594
  512,493   First Union Corp. ............................   31,165,981
   77,500   Firstar Corporation ..........................    7,207,500
  116,984   FirstEnergy Corp. ............................    3,809,291
  289,188   Fleet Financial Group, Inc. ..................   12,923,089
   33,306   Fleetwood Enterprises, Inc. ..................    1,157,383
   37,881   Fluor Corporation ............................    1,612,310
   17,750   FMC Corporation* .............................      994,000
  589,244   Ford Motor Co. ...............................   34,581,257
  113,635   Fort James Corp. .............................    4,545,400
   86,174   Fortune Brands, Inc. .........................    2,725,253
   25,938   Foster Wheeler Corp. .........................      342,057
   92,094   FPL Group, Inc. ..............................    5,675,293
  133,020   Franklin Resources, Inc. .....................    4,256,640
   72,200   Fred Meyer, Inc.* ............................    4,350,050
   59,900   Freeport-McMoRan Copper &
              Gold. - Class B ............................      625,206
  102,400   Frontier Corp. ...............................    3,481,600
   30,800   Fruit of the Loom, Inc. - Class A * ..........      425,425
  145,692   Gannett Company, Inc. ........................    9,642,989
  303,266   The Gap, Inc. ................................   17,058,713
   76,400   Gateway 2000, Inc.* ..........................    3,910,725
   65,544   General Dynamics Corp. .......................    3,842,517
1,695,044   General Electric Co. .........................  173,000,428
   77,300   General Instrument Corporation* ..............    2,623,369
   77,919   General Mills, Inc. ..........................    6,058,202
  338,484   General Motors Corp. .........................   24,222,761
   91,426   Genuine Parts Co. ............................    3,057,057
   54,201   Georgia-Pacific Corp. ........................    3,174,146
  568,116   Gillette Co. .................................   27,447,104
   20,017   Golden West Financial Corp. ..................    1,835,309
   46,452   Goodrich (B.F.) Co. ..........................    1,666,465
   80,636   Goodyear Tire & Rubber Co. ...................    4,067,078
   57,600   GPU, Inc. ....................................    2,545,200
   17,025   Great Atlantic & Pacific Tea Co., Inc. .......      504,366
   26,396   Great Lakes Chemical Corp. ...................    1,055,840
  500,636   GTE Corp. ....................................   33,761,640
   76,700   Guidant Corp. ................................    8,456,175
   56,735   H & R Block, Inc. ............................    2,553,075
  231,862   Halliburton Company ..........................    6,868,912
   27,139   Harcourt General, Inc. .......................    1,443,456
   19,822   Harnischfeger Industries, Inc. ...............      201,937
   46,915   Harrah's Entertainment, Inc.* ................      735,979
   41,342   Harris Corp. .................................    1,514,151






                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio


STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------



   Shares                     Description                      Value
   ------                     -----------                      -----

  125,646   Hartford Financial Services Group, Inc. ...... $  6,894,824
   68,647   Hasbro, Inc. .................................    2,479,873
  262,900   HBO & Co. ....................................    7,541,944
   53,000   HCR Manor Care, Inc.* ........................    1,556,875
  236,000   HEALTHSOUTH Corporation ......................    3,643,250
  190,175   H.J. Heinz Co. ...............................   10,768,659
   28,016   Helmerich and Payne ..........................      542,810
   52,814   Hercules, Inc. ...............................    1,445,783
   50,594   Hershey Foods Corp. ..........................    3,146,314
  536,440   Hewlett-Packard Co. ..........................   36,645,558
  134,441   Hilton Hotels Corp. ..........................    2,571,184
  753,652   Home Depot, Inc. .............................   46,114,082
  134,043   Homestake Mining Co. .........................    1,231,520
   64,919   Honeywell, Inc. ..............................    4,889,212
  249,685   Household International, Inc. ................    9,893,768
  127,892   Houston Industries, Inc. .....................    4,108,530
   83,600   Humana, Inc. .................................    1,489,125
   91,770   Huntington Bancshares, Inc. ..................    2,758,836
   61,762   Ikon Office Solutions, Inc. ..................      528,837
  135,692   Illinois Tool Works, Inc. ....................    7,870,136
   84,179   IMS Health Incorporated ......................    6,350,253
   75,266   Inco, Ltd. ...................................      794,997
   90,446   Ingersoll-Rand Co. ...........................    4,245,309
  863,728   Intel Corp. ..................................  102,405,751
  477,382   International Business Machines Corp. ........   88,196,324
   63,387   International Flavors & Fragrances, Inc. .....    2,800,913
  157,744   International Paper Co. ......................    7,068,903
   77,760   The Interpublic Group of Companies, Inc. .....    6,201,360
   52,223   ITT Industries* ..............................    2,075,864
  135,550   J.C. Penney Co., Inc. ........................    6,353,906
   47,765   Jefferson-Pilot Corp. ........................    3,582,375
  697,296   Johnson & Johnson ............................   58,485,702
   35,354   Johnson Controls, Inc. .......................    2,085,886
    7,639   Jostens, Inc. ................................      200,046
   17,545   Kaufman & Broad Home Corp. ...................      504,419
  212,714   Kellogg Co. ..................................    7,258,865
   30,732   Kerr-McGee Corp. .............................    1,175,499
  242,800   KeyCorp ......................................    7,769,600
  293,406   Kimberly Clark Corp. .........................   15,990,627
   32,912   King World Productions, Inc.* ................      968,847
   50,100   KLA/Tencor Corporation* ......................    2,173,088
  236,503   Kmart Corporation* ...........................    3,621,452
   51,926   Knight-Ridder, Inc. ..........................    2,654,717
   79,700   Kohl's Corporation* ..........................    4,896,569
  132,520   The Kroger Co. ...............................    8,017,460
  118,000   Laidlaw, Inc. ................................    1,187,375
   69,700   Lehman Brothers, Inc. ........................    3,071,156
   99,860   The Limited, Inc. ............................    2,908,423
   58,210   Lincoln National Corp. .......................    4,762,306
   34,803   Liz Claiborne, Inc. ..........................    1,098,470
  107,145   Lockheed Martin Corp. ........................    9,080,539
   53,400   Loews Corporation ............................    5,246,550
   18,026   Longs Drug Stores, Inc. ......................      675,975
   66,958   Louisiana-Pacific Corp. ......................    1,226,168
  180,088   Lowe's Companies, Inc. .......................    9,218,255
   75,800   LSI Logic Corporation* .......................    1,222,275
  679,982   Lucent Technologies, Inc. ....................   74,798,020
   49,202   Mallinckrodt Group, Inc. .....................    1,516,037
  130,380   Marriott International .......................    3,781,020
  141,486   Marsh and McLennan ...........................    8,268,088
  173,022   Masco Corp. ..................................    4,974,383
  161,465   Mattel, Inc. .................................    3,683,420
  127,898   May Department Stores Co. ....................    7,721,842
   51,712   Maytag Corp. .................................    3,219,072
   49,300   MBIA, Inc. ...................................    3,232,231
  385,187   MBNA Corp. ...................................    9,605,601
   25,887   McDermott International, Inc. ................      639,085
  349,914   McDonald's Corp. .............................   26,812,160
   50,930   McGraw-Hill, Inc. ............................    5,188,494
  916,631   MCI WorldCom, Inc. ...........................   65,768,274
   57,702   Mead Corp. ...................................    1,691,390
  316,828   MediaOne Group* ..............................   14,890,916
  236,304   Medtronic, Inc. ..............................   17,545,572
  139,524   Mellon Bank Corp. ............................    9,592,275
   66,600   Mercantile Bancorporation, Inc. ..............    3,071,925
  616,097   Merck & Co., Inc. ............................   90,989,826
   18,772   Meredith Corp. ...............................      710,990
        1   Meritor Automotive, Inc. .....................           21
  180,576   Merrill Lynch & Co., Inc. ....................   12,053,448
   62,500   MGIC Investment Corp. ........................    2,488,281
  120,700   Micron Technology, Inc. ......................    6,102,894
1,294,700   Microsoft Corporation* .......................  179,558,706
   13,647   Milacron, Inc. ...............................      262,705
   19,792   Millipore Corp. ..............................      562,835
  205,778   Minnesota Mining & Manufacturing Co. .........   14,635,960
  105,000   Mirage Resorts Incorporated* .................    1,568,438
  403,342   Mobil Corp. ..................................   35,141,172
  311,720   Monsanto Co. .................................   14,806,700
   25,179   Moore Corporation Ltd. .......................      276,969
  298,833   Morgan Stanley Dean Witter
              Discover & Co. .............................   21,217,143
   90,460   Morgan (J.P.) & Co., Inc.  ...................    9,503,954
   83,306   Morton International, Inc. ...................    2,040,997
  310,442   Motorola, Inc. ...............................   18,956,365
    3,627   NACCO Industries, Inc. - Class A .............      333,684
   28,325   Nalco Chemical Company .......................      878,075
  171,400   National City Corp. ..........................   12,426,500
   77,126   National Semiconductor Corp.* ................    1,041,201
   21,726   National Service Industries, Inc. ............      825,588
   34,158   Navistar International Corporation ...........      973,503
   55,200   New Century Energies, Inc. ...................    2,691,000
   90,668   New York Times Co. - Class A .................    3,145,046
   71,258   Newell Co. ...................................    2,939,393
   85,710   Newmont Mining Corp. .........................    1,548,137
  140,900   Nextel Communications, Inc. - Class A* .......    3,328,763
   72,242   Niagara Mohawk Power Corporation .............    1,164,902
   24,769   NICOR, Inc. ..................................    1,046,490
  105,148   Nike, Inc. ...................................    4,265,066
   82,958   Nordstrom, Inc. ..............................    2,877,606
  192,753   Norfolk Southern Corp. .......................    6,107,861
   53,888   Northern States Power Company ................    1,495,392
  343,562   Northern Telecom Ltd. ........................   17,221,045
   60,300   Northern Trust Corp. .........................    5,264,944
   39,479   Northrop Grumman Corp. .......................    2,886,902


                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio


STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------



   Shares                     Description                      Value
   ------                     -----------                      -----

  176,292   Novell, Inc.* ................................ $  3,195,293
   48,694   Nucor Corp. ..................................    2,106,016
  178,914   Occidental Petroleum Corp. ...................    3,019,174
   82,900   Omnicom Group, Inc. ..........................    4,808,200
   13,991   Oneok, Inc. ..................................      505,425
  495,156   Oracle Corporation* ..........................   21,353,603
   48,279   Oryx Energy Company ..........................      648,749
   33,750   Owens Corning ................................    1,196,016
   91,600   Owens-Illinois, Inc.* ........................    2,805,250
   42,080   Paccar, Inc. .................................    1,730,540
  153,789   Pacificorp ...................................    3,239,181
   64,164   Pall Corp. ...................................    1,624,151
  162,000   Parametric Technology Corporation* ...........    2,652,750
   64,714   Parker-Hannifin Corp. ........................    2,119,384
   89,800   Paychex, Inc. ................................    4,619,088
  117,284   PECO Energy ..................................    4,881,947
        9   PennzEnergy Company ..........................          147
   17,055   People's Energy Corp. ........................      680,068
  112,500   PeopleSoft, Inc.* ............................    2,130,469
   26,712   Pep Boys (Manny Moe & Jack) ..................      419,045
  752,794   Pepsico, Inc. ................................   30,817,504
   26,925   Perkin Elmer Corp. ...........................    2,626,870
  669,028   Pfizer, Inc. .................................   83,921,200
  221,105   PG & E Corp. .................................    6,964,808
  262,832   Pharmacia & Upjohn, Inc. .....................   14,882,862
   26,508   Phelps Dodge Corporation .....................    1,348,595
1,260,198   Philip Morris Companies ......................   67,420,593
  116,806   Phillips Petroleum Co. .......................    4,978,856
  101,420   Pioneer Hi-Bred International, Inc. ..........    2,738,340
  143,896   Pitney Bowes, Inc. ...........................    9,506,130
  106,404   Placer Dome, Inc. ............................    1,223,646
  158,333   PNC Bank Corp. ...............................    8,569,774
   36,182   Polaroid Corp. ...............................      676,151
   13,301   Potlatch .....................................      490,474
   91,642   PPG Industries, Inc. .........................    5,338,146
   71,007   P.P.& L. Resources, Inc. .....................    1,979,320
   82,615   Praxair, Inc. ................................    2,912,179
  688,740   Procter & Gamble Co. .........................   62,890,571
   39,950   Progressive Corporation of Ohio ..............    6,766,531
   63,900   Provident Companies, Inc. ....................    2,651,850
   73,397   Providian Financial Corp. ....................    5,504,775
  130,994   Public Service Enterprise Group ..............    5,239,760
   20,632   Pulte Corp. ..................................      573,828
   70,384   Quaker Oats Co. ..............................    4,187,848
  146,015   Ralston Purina Group .........................    4,727,236
   49,976   Raychem Corp. ................................    1,614,850
  175,214   Raytheon Co. - Class B .......................    9,330,146
   25,029   Reebok International Ltd. ....................      372,306
  127,770   Regions Financial Corp. ......................    5,150,728
   67,100   Republic New York Corp. ......................    3,057,244
   45,849   Reynolds Metals Co............................    2,415,669
  131,302   Rite Aid Corp. ...............................    6,507,655
  168,000   RJR Nabisco Holdings Corp. ...................    4,987,500
  103,224   Rockwell International Corp. .................    5,012,816
   98,377   Rohm & Haas Co. ..............................    2,963,607
   39,100   Rowan Companies, Inc.* .......................      391,000
1,109,204   Royal Dutch Petroleum Co. ....................   53,103,141
   63,552   R.R. Donnelley & Sons Co. ....................    2,784,372
   78,502   Rubbermaid, Inc. .............................    2,467,907
   16,011   Russell Corp. ................................      325,223
   34,017   Ryder Systems, Inc. ..........................      884,442
   70,502   Safeco .......................................    3,027,180
  256,800   Safeway, Inc.* ...............................   15,648,750
  478,654   Sara Lee Corp. ...............................   13,492,060
1,031,528   SBC Communications, Inc. .....................   55,315,689
  757,232   Schering-Plough Corp. ........................   41,837,068
  275,962   Schlumberger Ltd. ............................   12,728,747
   36,238   Scientific-Atlanta, Inc. .....................      826,679
  133,100   Seagate Technology, Inc.* ....................    4,026,275
  187,637   Seagram Co. Ltd. .............................    7,130,206
   47,005   Sealed Air Corporation .......................    2,400,193
  201,409   Sears, Roebuck & Co. .........................    8,559,883
  121,414   Sempra Energy ................................    3,080,880
  138,092   Service Corp. International ..................    5,256,127
   10,974   Shared Medical Systems Corp. .................      547,328
   87,974   Sherwin-Williams Company .....................    2,584,236
   59,500   Sigma Aldrich Corp. ..........................    1,747,813
  109,115   Silicon Graphics, Inc.* ......................    1,404,856
   95,100   SLM Holding Corp. ............................    4,564,800
   39,794   Snap-On Tools Corp. ..........................    1,385,329
   58,000   Solectron Corporation* .......................    5,390,375
   48,110   Sonat, Inc. ..................................    1,301,977
  386,658   Southern Co. .................................   11,237,248
  161,700   Southwest Airlines Co. .......................    3,628,144
    5,604   Springs Industries, Inc. - Class A ...........      232,216
  168,982   Sprint Corporation ...........................   14,215,611
  220,491   Sprint PCS* ..................................    5,098,854
   37,388   St. Jude Medical, Inc.* ......................    1,035,180
  121,928   St. Paul Companies, Inc. .....................    4,236,998
   39,330   Stanley Works ................................    1,091,408
  145,100   Staples, Inc.* ...............................    6,339,056
   76,700   State Street Corp. ...........................    5,335,444
   93,800   Summit Bancorp. ..............................    4,097,888
  202,856   Sun Microsystems, Inc.* ......................   17,369,545
  104,100   SunAmerica, Inc. .............................    8,445,113
   41,245   Sunoco, Inc. .................................    1,487,398
  163,460   Suntrust Banks, Inc. .........................   12,504,690
   63,640   SuperValu, Inc. ..............................    1,781,920
  116,350   Synovus Financial Corp. ......................    2,836,031
  175,020   Sysco Corporation ............................    4,802,111
   56,166   Tandy Corp. ..................................    2,313,337
   36,707   Tektronix, Inc. ..............................    1,103,504
  246,960   Tele-Communications, Inc. - Class A* .........   13,659,975
  100,000   Tellabs, Inc.* ...............................    6,856,250
   28,622   Temple Inland, Inc. ..........................    1,697,642
  156,810   Tenet Healthcare Corporation .................    4,116,263
   88,034   Tenneco, Inc. ................................    2,998,658
  280,322   Texaco, Inc. .................................   14,822,026
  202,956   Texas Instruments, Inc. ......................   17,365,423
  158,227   Texas Utilities Co. ..........................    7,387,223
   77,006   Textron, Inc. ................................    5,847,643
   95,100   Thermo Electron Corporation* .................    1,610,756
   38,000   Thomas & Betts Corp. .........................    1,645,875
  569,430   Time Warner, Inc. ............................   35,340,249



                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio


STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------


   Shares                     Description                      Value
   ------                     -----------                      -----


   28,529   Times Mirror Co. - Class A .................. $   1,597,624
   24,796   Timken Company ..............................       468,025
  189,516   TJX Companies, Inc. .........................     5,495,964
   63,468   Torchmark Corp. .............................     2,241,214
  156,218   Toys 'R' Us, Inc.* ..........................     2,636,179
   28,243   Transamerica Corporation ....................     3,262,067
   53,596   Tribune Company .............................     3,537,336
   81,999   Tricon Global Restaurants, Inc.* ............     4,110,200
   61,792   TRW, Inc. ...................................     3,482,052
   27,396   Tupperware Corp. ............................       450,322
  339,870   Tyco International Ltd. .....................    25,638,943
  269,255   U.S. West Incorporated ......................    17,400,604
  394,737   U.S. Bancorp ................................    14,013,164
  138,825   Unicom Corporation ..........................     5,353,439
  323,868   Unilever NV .................................    26,860,802
   36,203   Union Camp Corp. ............................     2,443,703
   68,552   Union Carbide Corporation ...................     2,913,460
  130,847   Union Pacific Corp. .........................     5,896,293
  146,248   Union Pacific Resources Group, Inc. .........     1,325,373
   64,900   Union Planters Corporation ..................     2,940,781
  121,599   Unisys Corporation ..........................     4,187,566
   93,500   United Healthcare Corp. .....................     4,026,344
  113,512   United Technologies Corp. ...................    12,344,430
  127,837   Unocal Corp. ................................     3,731,242
   61,800   UNUM Corp. ..................................     3,607,575
   42,715   US Airways Group, Inc.* .....................     2,221,180
   96,207   UST, Inc. ...................................     3,355,219
  154,864   USX Marathon Group ..........................     4,665,278
   61,577   USX - U.S. Steel Group ......................     1,416,271
   65,730   V.F. Corporation ............................     3,081,094
  148,249   Viacom, Inc. - Class B ......................    10,970,426
  113,910   Wachovia Corp. ..............................     9,960,006
1,157,848   Wal-Mart Stores, Inc. .......................    94,292,246
  257,268   Walgreen Co. ................................    15,066,257
1,064,071   Walt Disney Company .........................    31,922,130
  428,458   Warner-Lambert Company ......................    32,214,686
  321,022   Washington Mutual, Inc. .....................    12,259,028
  287,956   Waste Management, Inc. ......................    13,425,949
  853,636   Wells Fargo Company .........................    34,092,088
   75,762   Wendy's International, Inc. .................     1,652,559
   39,960   Westvaco Corporation ........................     1,071,428
  103,894   Weyerhaeuser Co. ............................     5,279,114
   33,439   Whirlpool Corp. .............................     1,851,685
   43,700   Willamette Industries, Inc. .................     1,463,950
  243,136   Williams Companies, Inc. ....................     7,582,804
   66,580   Winn-Dixie Stores, Inc. .....................     2,987,778
   46,892   Wm. Wrigley, Jr. Company ....................     4,199,765
   31,279   Worthington Industries, Inc. ................       390,988
   35,649   W. R. Grace & Co.* ..........................       559,244
   48,330   W.W. Grainger, Inc. .........................     2,011,736
  169,635   Xerox Corp. .................................    20,016,930
                                                            -----------
Total Common Stocks (Cost $3,244,951,024)................ 5,146,921,230
                                                          =============




                         SHORT TERM INSTRUMENTS - 0.7%
                Mutual Fund - 0.6%
33,163,964      BT Institutional Cash Management
                   Fund .................................    33,163,964
                                                          -------------



Principal
 Amount
---------
                U.S. Treasury Bills - 0.1%
$  330,000         3.906%, 1/14/99** ....................       329,529
 5,535,000          4.70%, 1/14/99** ....................     5,526,511
                                                          -------------
                                                              5,856,040
                                                          -------------

Total Short Term Instruments (Cost $39,020,004) .........    39,020,004
                                                          -------------
Total Investments  (Cost $3,283,971,028) ......   99.7%   5,185,941,234
                                                ------    -------------
Other Assets Less Liabilities .................    0.3%      14,563,176
                                                ------    -------------
Total Net Assets ..............................  100.0%  $5,200,504,410
                                                ======    =============


--------------------

*   Non-income producing security
**  Held as collateral for futures contracts.








                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio


STATEMENT OF OPERATIONS  For the  year ended December 31, 1998
--------------------------------------------------------------------------------



INVESTMENT INCOME
    Dividends (net of foreign withholding tax of $284,044) ...................  $  56,672,952
    Interest .................................................................      4,806,144
                                                                                -------------
TOTAL INVESTMENT INCOME ......................................................     61,479,096
                                                                                -------------
EXPENSES
    Advisory Fees ............................................................      3,186,503
    Administration and Services Fees .........................................        676,625
    Professional Fees ........................................................         46,189
    Miscellaneous ............................................................          4,344
                                                                                -------------
    Total Expenses ...........................................................      3,913,661
    Less: Expenses absorbed by Bankers Trust .................................       (799,296)
                                                                                -------------
        Net Expenses .........................................................      3,114,365
                                                                                -------------
NET INVESTMENT INCOME ........................................................     58,364,731
                                                                                -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions ...........................     33,524,253
    Net Realized Gain from Futures Transactions ..............................      1,750,435
    Net Change in Unrealized Appreciation/Depreciation on Investments ........    894,561,271
    Net Change in Unrealized Appreciation/Depreciation on Futures Contracts           528,247
                                                                                -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ........    930,364,206
                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................  $ 988,728,937
                                                                                =============



                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                         FOR THE              FOR THE
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    DECEMBER 31, 1998    DECEMBER 31, 1997
                                                                                    -----------------    -----------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income ......................................................     $    58,364,731      $    42,706,376
    Net Realized Gain from Investment Transactions and Futures Transactions ....          35,274,688           95,286,448
    Net Change in Unrealized Appreciation/Depreciation on Investments
      and Futures Contracts ....................................................         895,089,518          528,775,836
                                                                                     ---------------      ---------------
Net Increase in Net Assets from Operations .....................................         988,728,937          666,768,660

CAPITAL TRANSACTIONS
    Proceeds from Capital Invested .............................................       2,853,940,069        1,462,422,481
    Value of Capital Withdrawn .................................................      (1,445,251,067)      (1,251,328,236)
                                                                                     ---------------      ---------------
Net Increase in Net Assets from Capital Transactions ...........................       1,408,689,002          211,094,245
                                                                                     ---------------      ---------------
TOTAL INCREASE IN NET ASSETS ...................................................       2,397,417,939          877,862,905
NET ASSETS
    Beginning of Year ..........................................................       2,803,086,471        1,925,223,566
                                                                                     ---------------      ---------------
    End of Year ................................................................     $ 5,200,504,410      $ 2,803,086,471
                                                                                     ===============      ===============

================================================================================

FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.
--------------------------------------------------------------------------------



                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                            1998            1997            1996            1995            1994
                                                          --------        --------        --------        --------        --------


SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) .............  $   5,200,504    $   2,803,086    $   1,925,224   $   1,080,736   $   559,772
    Ratios to Average Net Assets:
    Net Investment Income ..........................           1.50%            1.76%            2.20%           2.52%         2.84%
    Expenses .......................................           0.08%            0.08%            0.10%           0.10%         0.10%
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust....           0.02%            0.07%            0.05%           0.05%         0.06%
Portfolio Turnover Rate ............................              4%              19%              15%              6%           21%



                       See Notes to Financial Statements.

================================================================================
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .005% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Administration and Services Fee was .05% on an accrual basis. For the year ended December 31, 1998, Administration and Services Fees amounted to $676,625, of which $21,178 was payable at the end of the year.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the year ended December 31, 1998, Advisor Fees amounted to $3,186,503, of which $309,104 was payable at the end of the year.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $4,490,254 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

For the year ended December 31, 1998, the Portfolio paid affiliated brokerage commissions of $333.

================================================================================
Equity 500 Index Portfolio

NOTES TO FINANCIAL STATEMENTS(CONTINUED)
--------------------------------------------------------------------------------



NOTE 3-PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998, were $1,607,662,962 and $153,777,789, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $3,302,071,681. The aggregate gross unrealized appreciation was $1,914,790,859, and the aggregate gross unrealized depreciation was $69,941,310 for all investments as of December 31, 1998. Payable for securities purchased at December 31, 1998 amounted to $58,369,160.

NOTE 4-FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 1998 is as follows:



                                                          MARKET     UNREALIZED
TYPE OF FUTURE    EXPIRATION   CONTRACTS    POSITION      VALUE     APPRECIATION
--------------    ---------    ---------    --------     -------    ------------
S&P 500 Index
   Futures        March 1999     334          Long    $100,118,660    $81,600


At December 31, 1998, the Portfolio segregated $5,856,040 to cover margin requirements on open futures contracts.

NOTE 5-NET ASSETS


Paid-in-Capital ....................................     $3,297,393,868
Net Unrealized Appreciation on Investments
  and Futures ......................................      1,903,110,542
                                                         --------------
Total Net Assets ...................................     $5,200,504,410
                                                         ==============

===============================================================================
Equity 500 Index Portfolio


REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of
Equity 500 Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

                              AMERICAN AADVANTAGE
                                 MILEAGE FUNDS



                                -Mileage Class-
                                P.O. Box 419643
                        Kansas City, Missouri 64141-6643
                                 (800)388-3344










                                   MANAGED BY
                         AMR INVESTMENT SERVICES, INC.